Material related party transactions - Summary of Balances With Related Parties (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Amounts due from related parties	¥ 8,972	¥ 13,117
Less: loss allowance	(2,395)	(2,707)
Prepayments to and amounts due from related parties	50,917	26,618
Amounts due to related parties	14,656	9,450
Alliance Affiliates [Member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	145	3,944
Yutong Affiliates [Member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	11,222	11,880
Prepayments to and amounts due from related parties	23,445	13,501
Amounts due to related parties	8,070	2,185
Yuji Affiliates [Member]
Disclosure of transactions between related parties [line items]
Prepayments to and amounts due from related parties	18,500
Amounts due to related parties	¥ 6,586	¥ 7,265